Shareholders' Equity - Schedule of Changes in Shares Issued and Outstanding and Share Capital (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026		Jun. 30, 2025
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance (in shares)	[1]			199,930,069
Beginning balance	[1]			$ 213,002
Ending balance	[1]	$ 0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, equity		261,977	$ 76,271	$ 24,444	[2]	$ 87,495	[3]
Issuance of common shares upon exercise of stock options and vesting of RSUs (in shares)				2,065,434
Issuance of common shares upon exercise of stock options and vesting of RSU's			8	$ 450		62
Issuance of common stock upon conversion of Old Xanadu's preferred and common stock	[4]			0
Reverse Recapitalization and PIPE transaction, net of transaction costs	[5]			263,599
Earn-out share liability at Closing of Reverse Recapitalization				(9,997)
Conversion of earn-out liabilities to equity		17,761		17,761
Issuance of common shares in connection with synthetic at-the-market facility, net of issuance costs		68,815		68,815
Issuance of common shares for advisor fees related to the Reverse Recapitalization		$ 1,445		1,445
Warrant exercise				$ 0
Ending balance, shares outstanding (in shares)		304,224,024		304,224,024
Ending balance, equity		$ 313,075	$ 62,956	$ 313,075		$ 62,956
Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, shares outstanding (in shares)				255,894,945
Beginning balance, equity				$ 220,587
Issuance of common shares upon exercise of stock options and vesting of RSUs (in shares)				1,935,116
Issuance of common shares upon exercise of stock options and vesting of RSU's				$ 1,153
Reverse Recapitalization and PIPE transaction, net of transaction costs (in shares)				40,308,912
Reverse Recapitalization and PIPE transaction, net of transaction costs				$ 265,006
Earn-out share liability at Closing of Reverse Recapitalization				(9,997)
Conversion of earn-out liabilities to equity				$ 17,761
Issuance of common shares in connection with synthetic at-the-market facility, net of issuance costs (in shares)				5,467,524
Issuance of common shares in connection with synthetic at-the-market facility, net of issuance costs				$ 68,815
Issuance of common shares for advisor fees related to the Reverse Recapitalization (in shares)				100,000
Issuance of common shares for advisor fees related to the Reverse Recapitalization				$ 1,445
Warrant Exercise (in shares)				517,527
Warrant exercise				$ 1,397
Ending balance, shares outstanding (in shares)		304,224,024		304,224,024
Ending balance, equity		$ 566,167		$ 566,167
Old Xanadu Convertible Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance (in shares)			199,930,069	199,930,069	[2]	199,930,069	[3]
Beginning balance			$ 213,002	$ 213,002	[2]	$ 213,002	[3]
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares (in shares)	[4]			(199,930,069)
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares	[4]			$ (213,002)
Ending balance (in shares)		0	199,930,069	0		199,930,069
Ending balance		$ 0	$ 213,002	$ 0		$ 213,002
Old Xanadu Convertible Preferred Shares | Conversion of Convertible Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares (in shares)				(199,930,069)
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares				$ (213,002)
Old Xanadu Common Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, shares outstanding (in shares)	[1]			55,964,876
Old Xanadu Common Shares | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, shares outstanding (in shares)			55,704,955	55,964,876	[2]	55,567,272	[3]
Beginning balance, equity			$ 7,475	$ 7,585	[2]	$ 7,399	[3]
Issuance of common shares upon exercise of stock options and vesting of RSUs (in shares)			98,293			235,976
Issuance of common shares upon exercise of stock options and vesting of RSU's			$ 11			$ 87
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares (in shares)	[4]			(55,964,876)
Issuance of common stock upon conversion of Old Xanadu's preferred and common stock	[4]			$ (7,585)
Ending balance, shares outstanding (in shares)		0	55,803,248	0		55,803,248
Ending balance, equity		$ 0	$ 7,486	$ 0		$ 7,486
Old Xanadu Common Shares | Common Stock | Conversion of Convertible Preferred Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares (in shares)				(55,964,876)
Issuance of common stock upon conversion of Old Xanadu's preferred and common stock				$ (7,585)
Xanadu Class A Multiple Voting Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Ending balance, shares outstanding (in shares)		251,555,764		251,555,764
Xanadu Class A Multiple Voting Shares | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, shares outstanding (in shares)				0
Beginning balance, equity				$ 0
Warrant Exercise (in shares)				517,527
Warrant exercise				$ 1,397
Ending balance, shares outstanding (in shares)		251,555,764		251,555,764
Ending balance, equity		$ 217,372		$ 217,372
Xanadu Class A Multiple Voting Shares | Common Stock | Conversion of Convertible Preferred Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares (in shares)				254,709,401
Issuance of common stock upon conversion of Old Xanadu's preferred and common stock				$ 220,098
Xanadu Class A Multiple Voting Shares | Common Stock | Conversion of Earn-Out Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares (in shares)				(3,671,164)
Issuance of common stock upon conversion of Old Xanadu's preferred and common stock				$ (4,123)
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares")
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Ending balance, shares outstanding (in shares)		52,668,260		52,668,260
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, shares outstanding (in shares)				0
Beginning balance, equity				$ 0
Issuance of common shares upon exercise of stock options and vesting of RSUs (in shares)				1,935,116
Issuance of common shares upon exercise of stock options and vesting of RSU's				$ 1,153
Reverse Recapitalization and PIPE transaction, net of transaction costs (in shares)				40,308,912
Reverse Recapitalization and PIPE transaction, net of transaction costs				$ 265,006
Earn-out share liability at Closing of Reverse Recapitalization				(9,997)
Conversion of earn-out liabilities to equity				$ 17,761
Issuance of common shares in connection with synthetic at-the-market facility, net of issuance costs (in shares)				5,467,524
Issuance of common shares in connection with synthetic at-the-market facility, net of issuance costs				$ 68,815
Issuance of common shares for advisor fees related to the Reverse Recapitalization (in shares)				100,000
Issuance of common shares for advisor fees related to the Reverse Recapitalization				$ 1,445
Ending balance, shares outstanding (in shares)		52,668,260		52,668,260
Ending balance, equity		$ 348,795		$ 348,795
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") | Common Stock | Conversion of Convertible Preferred Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares (in shares)				1,185,544
Issuance of common stock upon conversion of Old Xanadu's preferred and common stock				$ 489
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") | Common Stock | Conversion of Earn-Out Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares (in shares)				3,671,164
Issuance of common stock upon conversion of Old Xanadu's preferred and common stock				$ 4,123

[1]	Old Xanadu convertible preferred shares and common shares have been retroactively recast after giving effect to the Reverse Recapitalization. Refer to Note 3 for additional information.
[2]	The number of shares have been retroactively recast after giving effect to the Reverse Recapitalization.
[3]	The number of shares has been retroactively recast after giving effect to the Reverse Recapitalization.
[4]	Refer to Note 3 for additional information on the preferred and common share exchange.
[5]	Common shares include 1,100,000 earn-out shares (the "Earn-out Shares") issued and outstanding at closing of the Reverse Recapitalization, but were subject to forfeiture. At closing, these Earn-Out Shares were classified within liabilities on the consolidated balance sheets and subsequently reclassified to equity in the second quarter of 2026 when the Earn-Out Shares vested. Refer to Note 3 for additional information.